Income Tax - Summary of Movements in Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
At January 1	$ 373	$ 216
(charged) / credited to profit & loss	125	157
At December 31	498	373
Tax Losses
Disclosure Of Income Taxes [Line Items]
At January 1	31	98
(charged) / credited to profit & loss	317	(67)
At December 31	348	31
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
At January 1		316
At January 1	318	79
(charged) / credited to profit & loss	(217)	237
At December 31		316
At December 31	99	318
Exchange Differences
Disclosure Of Income Taxes [Line Items]
At January 1		14
(charged) / credited to profit & loss	0	(14)
At December 31
Other
Disclosure Of Income Taxes [Line Items]
At January 1	24	25
At January 1	26	25
(charged) / credited to profit & loss	25	1
At December 31	51	24
At December 31	$ 51	$ 26